Contingent liabilities and legal proceedings - Other cases in the Group (Details) € in Millions, £ in Millions, ₨ in Billions		1 Months Ended		12 Months Ended
	Feb. 12, 2016 INR (₨)	Oct. 31, 2019 EUR (€)	Jul. 31, 2019 item	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 GBP (£)	Sep. 29, 2017 INR (₨)	Jul. 13, 2015 GBP (£)	Jan. 03, 2013 INR (₨)
Indian tax cases | Vodafone India Limited (VIL) and Vodafone India Services Private Limited (VISPL)
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner				€ 500,000
Percentage of penalty				300.00%	300.00%
Indian tax cases | Vodafone India Services Private Limited
Contingent liabilities and legal proceedings - Conti
Tax liability				€ 254
Interest payable				€ 614
Deposit amount with tax authorities | £							£ 20
Vodafone International Holdings BV withholding tax case [Member]
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner | ₨	₨ 221.0
Total tax payment demanded | ₨						₨ 190.7		₨ 142.0
Indian regulatory cases
Contingent liabilities and legal proceedings - Conti
Number of Public Interest Litigations | item			500
Phones 4U in Administration v Vodafone Limited and Vodafone Group Plc and Others | Vodafone India
Contingent liabilities and legal proceedings - Conti
Approximate of disputed amount | £					£ 1,000
Legal regulatory case, one time spectrum charges | Vodafone India
Contingent liabilities and legal proceedings - Conti
Amount of one time spectrum charges		€ 330